Fair Value Measurements - Schedule of Changes in Level 3 Liabilities Measured at Fair Value (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Beginning balance
Fair value of warrant liability on date of issuance (February 6, 2014)	$ 952,600		$ 227,239
Change in fair value of warrant liability	926,620	$ (109,000)	(204,957)
Reclassification of derivative liability warrant			$ (22,282)
Ending balance	$ 1,879,220